Investment in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Master Trust [Line Items]
Schedule of Financial Information of Master Trust	Summarized financial information of the Master Trust is presented below:

	December 31, 2025	Plan's	December 31, 2024	Plan's
(Dollars in Thousands)		Interest		Interest
Assets
Accrued income	$319	$197	$296	$183

Due from brokers for securities sold	—	—	31	19

Investments, at fair value:
CSX Common Stock	884,518	297,865	852,648	290,752
Mutual funds (a)	281,508	152,014	252,656	138,961
Common Collective Trusts (a)	1,355,365	710,658	1,191,312	636,137
Other Common Stock (a)	401,197	252,604	377,315	240,469
Total investments, at fair value	2,922,588	1,413,141	2,673,931	1,306,319

Stable value fund, at contract value:	309,923	198,350	331,455	212,132

Total Assets	$3,232,830	$1,611,688	$3,005,713	$1,518,653

Liabilities
Due to brokers for securities purchased	$—	$—	$26	$18
Total Liabilities	$—	$—	$26	$18

Total Master Trust Net Assets	$3,232,830	$1,611,688	$3,005,687	$1,518,635
Plan’s Percentage of Investment in the Master Trust’s Net Assets		50%		51%
    (a) In the prior year financial statements, certain investments were previously listed as Mutual Funds and Other Common Stock. Upon further analysis, these investments better fit into the description of Common Collective Trusts. In 2025, the Plan revised its classification. To be consistent with the current year presentation, the 2024 presentation has been adjusted accordingly as the adjustments were deemed not material.
Investment gain for the Master Trust for 2024 was as follows:

(Dollars in Thousands)
Net increase in the fair value of investments:	$371,875
Interest, dividend, and other income	30,121
Total investment gain for the Master Trust	$401,996

Plan's investment gain in the Master Trust	$198,190

Plan's percentage of investment gain from the Master Trust	49%